Income Tax Expenses - Summary of Income Tax Expense (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current income tax	¥ 4,494,818	¥ 13,105,863	¥ 5,570,012
Deferred income tax	(256,586)	(6,414,745)	63,253
Income tax expense	¥ 4,238,232	¥ 6,691,118	¥ 5,633,265